Hartford US Quality Growth ETF Investment Objectives and Goals - Hartford US Quality Growth ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hartford US Quality Growth ETF Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded US large cap equity securities and is designed to consist of US equities with favorable growth characteristics while maintaining what is considered to be enhanced exposure to quality while also providing reasonable exposure to value and momentum.